PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 67.3% of Net Assets
Non-Convertible Bonds – 65.3%
	ABS Home Equity – 0.0%
$12,591	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.012%, 7/25/2035(a)(b)(c)	$11,054

	ABS Other – 0.7%
2,090,502	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,090,443

	Aerospace & Defense – 0.3%
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	423,192
322,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	431,933

		855,125

	Airlines – 1.5%
160,636	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	165,150
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,605,994
61,742	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	62,438
274,295	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	288,559
22,868	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	23,400
421,981	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	443,911
32,415	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	32,708
42,318	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	43,028
358,794	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	392,471
290,046	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	291,749
252,710	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	284,758
523,418	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	564,649

		4,198,815

	Automotive – 3.5%
659,000	Cummins, Inc., 5.650%, 3/01/2098	837,668
8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	8,716,535
424,000	General Motors Co., 5.200%, 4/01/2045	428,241

		9,982,444

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 7.2%
$2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	$2,328,287
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	649,824
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,306,379
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	342,514
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	581,263
518,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	521,510
4,745,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	3,705,708
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,532,030
482,000	Morgan Stanley, 3.950%, 4/23/2027	517,141
659,000	Morgan Stanley, 5.750%, 1/25/2021	684,418
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,042,471
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,103,543
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	789,662
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,314,009

		20,418,759

	Brokerage – 1.4%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,730,186
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	875,738
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	402,382

		4,008,306

	Building Materials – 0.5%
211,000	Masco Corp., 6.500%, 8/15/2032	259,047
104,000	Masco Corp., 7.750%, 8/01/2029	134,976
778,000	Owens Corning, 7.000%, 12/01/2036	969,280

		1,363,303

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	13,293

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	$161,981

		175,274

	Collateralized Mortgage Obligations – 0.1%
280,442	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	317,014
17	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(a)(b)	16

		317,030

	Consumer Products – 0.1%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	429,384

	Diversified Manufacturing – 0.1%
51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	52,109
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.301%, 5/13/2024(f)	215,429

		267,538

	Electric – 0.7%
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,306,645
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	553,848

		1,860,493

	Finance Companies – 2.2%
697,000	International Lease Finance Corp., 4.625%, 4/15/2021	718,782
3,370,000	Navient Corp., 5.500%, 1/25/2023	3,597,475
771,000	Navient Corp., MTN, 5.625%, 8/01/2033	663,060
686,000	Navient Corp., MTN, 6.125%, 3/25/2024	744,310
398,000	Navient Corp., MTN, 7.250%, 1/25/2022	432,403

		6,156,030

	Food & Beverage – 0.3%
1,000,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	997,468

	Government Owned - No Guarantee – 0.3%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,001,392

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – 0.5%
$10,000	Cigna Corp., 7.875%, 5/15/2027, 144A	$12,978
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,285,561
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	216,580

		1,515,119

	Home Construction – 1.1%
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,217,735
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,012,222

		3,229,957

	Hybrid ARMs – 0.0%
6,093	FNMA, 6-month LIBOR + 1.544%, 3.881%, 2/01/2037(f)	6,316
12,090	FNMA, 12-month LIBOR + 1.879%, 4.395%, 9/01/2036(f)	12,789

		19,105

	Independent Energy – 1.1%
840,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(d)(e)	520,800
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	365,104
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	65,825
1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,496,911
605,000	SM Energy Co., 6.625%, 1/15/2027	594,627

		3,043,267

	Industrial Other – 0.8%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)(d)(e)	2,199,889

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	529,140

	Life Insurance – 2.2%
39,000	American International Group, Inc., 4.125%, 2/15/2024	41,882
56,000	American International Group, Inc., 4.875%, 6/01/2022	59,787
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	189,955
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,498,496

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	$2,455,827
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,104,070

		6,350,017

	Media Entertainment – 0.6%
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	559,319
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	41,350
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	769,373
239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	299,446

		1,669,488

	Metals & Mining – 0.7%
1,373,000	ArcelorMittal S.A., 6.750%, 3/01/2041	1,635,452
304,000	ArcelorMittal S.A., 7.000%, 10/15/2039	370,554

		2,006,006

	Midstream – 2.8%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	131,250
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	539,745
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	603,564
858,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	806,520
330,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	260,700
735,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	593,512
850,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	688,500
476,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	497,692
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,248,102
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	54,457
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	27,269
392,000	Williams Cos., Inc., 3.350%, 8/15/2022	401,655

		7,852,966

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
$13,664	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	$13,709
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.683%, 3/15/2044, 144A(c)	72,522

		86,231

	Oil Field Services – 0.2%
680,000	Transocean, Inc., 6.800%, 3/15/2038	482,800
110,000	Transocean, Inc., 7.500%, 4/15/2031	85,250

		568,050

	Packaging – 0.5%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,432,200

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	726,338
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	188,501
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	143,481

		1,058,320

	Property & Casualty Insurance – 0.5%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033, 144A(f)(g)	59,535
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,410,331

		1,469,866

	REITs - Single Tenant – 0.0%
85,000	Realty Income Corp., 5.750%, 1/15/2021	87,443

	Retailers – 0.0%
52,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	17,167

	Sovereigns – 1.9%
2,201,000	U.S. Department of Housing and Urban Development, Series A, 1.980%, 8/01/2020	2,203,773
1,452,000	U.S. Department of Housing and Urban Development, Series A, 2.350%, 8/01/2021	1,465,823
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022	1,790,149

		5,459,745

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – 0.0%
$39,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$48,158

		Technology – 0.4%
776,000		KLA Corp., 5.650%, 11/01/2034	930,138
152,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	179,670

			1,109,808

		Transportation Services – 0.3%
60,000		APL Ltd., 8.000%, 1/15/2024(d)(e)	53,406
562,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	758,759

			812,165

		Treasuries – 27.2%
23,816,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	18,218,309
14,535,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	132,576
200,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,128,388
578,400	(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	3,186,332
207,800	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,141,381
137,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	808,245
913,700	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	5,484,810
8,546,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,005,744
3,126,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	831,486
2,105,000		U.S. Treasury Bond, 3.000%, 8/15/2048	2,376,759
10,000,000		U.S. Treasury Note, 1.500%, 8/31/2021	9,984,375
17,000,000		U.S. Treasury Note, 1.500%, 9/30/2021	16,974,102
2,835,000		U.S. Treasury Note, 1.500%, 10/31/2021	2,831,124
13,460,000		U.S. Treasury Note, 1.500%, 11/30/2021	13,442,123

			77,545,754

		Wireless – 0.2%
8,340,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	427,311

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$140,000	Sprint Capital Corp., 6.875%, 11/15/2028	$150,850
20,000	Sprint Corp., 7.125%, 6/15/2024	21,575

		599,736

	Wirelines – 4.7%
1,459,000	AT&T, Inc., 3.950%, 1/15/2025	1,563,904
2,841,000	AT&T, Inc., 4.300%, 2/15/2030	3,156,894
370,000	AT&T, Inc., 4.500%, 3/09/2048	408,775
465,000	AT&T, Inc., 4.550%, 3/09/2049	516,389
876,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	939,510
589,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	934,227
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,764,274

		13,283,973

	Total Non-Convertible Bonds (Identified Cost $183,233,234)	186,126,428

Convertible Bonds – 1.4%
	Independent Energy – 0.2%
1,470,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	700,285

	REITs - Diversified – 0.1%
329,000	iStar, Inc., 3.125%, 9/15/2022	368,916

	Technology – 1.1%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,363,520
337,000	Nuance Communications, Inc., 1.000%, 12/15/2035	339,915
259,000	Nuance Communications, Inc., 1.250%, 4/01/2025	287,586
8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	8,431

		2,999,452

	Total Convertible Bonds (Identified Cost $3,914,664)	4,068,653

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.6%
	Illinois – 0.1%
$245,000	State of Illinois, 5.100%, 6/01/2033	$264,117

	Michigan – 0.2%
395,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	408,829

	Virginia – 0.3%
885,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	852,388

	Total Municipals (Identified Cost $1,470,427)	1,525,334

	Total Bonds and Notes (Identified Cost $188,618,325)	191,720,415

Shares
Common Stocks – 7.5%
	Automobiles – 0.2%
71,933	Ford Motor Co.	668,977

	Diversified Telecommunication Services – 1.2%
88,190	AT&T, Inc.	3,446,465

	Electronic Equipment, Instruments & Components – 5.8%
565,646	Corning, Inc.	16,465,955

	Pharmaceuticals – 0.3%
13,089	Bristol-Myers Squibb Co.	840,183

	Total Common Stocks (Identified Cost $11,119,244)	21,421,580

Preferred Stocks – 0.7%
Convertible Preferred Stocks – 0.6%
	Banking – 0.4%
714	Bank of America Corp., Series L, 7.250%	1,034,586

	Independent Energy – 0.0%
3,453	Chesapeake Energy Corp., 5.000%(a)(d)(e)	60,945

	Midstream – 0.2%
12,375	El Paso Energy Capital Trust I, 4.750%	636,818

	Total Convertible Preferred Stocks (Identified Cost $1,446,924)	1,732,349

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	$10,970
1,860	Union Electric Co., 4.500%	194,370

		205,340

	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	205,340

	Total Preferred Stocks (Identified Cost $1,551,688)	1,937,689

Principal Amount (‡)
Short-Term Investments – 25.7%
$187,477,471	Central Bank of Iceland, 0.000%, (ISK)(d)(e)(f)(h)	1,548,505
9,702,356	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $9,702,841 on 1/02/2020 collateralized by $9,410,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $9,897,156 including accrued interest(i)	9,702,356
4,350,000	U.S. Treasury Bills, 1.605%, 4/02/2020(j)	4,333,231
5,805,000	U.S. Treasury Bills, 1.615%, 4/09/2020(j)	5,780,897
26,130,000	U.S. Treasury Bills, 1.815%, 3/26/2020(j)	26,038,072
11,565,000	U.S. Treasury Bills, 1.823%, 2/27/2020(j)	11,537,835
14,475,000	U.S. Treasury Bills, 1.825%, 3/05/2020(j)	14,436,940

	Total Short-Term Investments (Identified Cost $73,317,347)	73,377,836

	Total Investments – 101.2% (Identified Cost $274,606,604)	288,457,520
	Other assets less liabilities – (1.2)%	(3,424,546)

	Net Assets – 100.0%	$285,032,974

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$11,222,386	3.9%	$11,070	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $11,070 or less than 0.1% of net assets.

(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $11,222,386 or 3.9% of net assets.
(f)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(g)	Non-income producing security.
(h)	Security callable by issuer at any time. No specified maturity date.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $17,474,648 or 6.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$11,054	(a)	$11,054
Collateralized Mortgage Obligations	—	317,014	16	(a)	317,030
All Other Non-Convertible Bonds*	—	185,798,344	—		185,798,344

Total Non-Convertible Bonds	—	186,115,358	11,070		186,126,428

Convertible Bonds*	—	4,068,653	—		4,068,653
Municipals*	—	1,525,334	—		1,525,334

Total Bonds and Notes	—	191,709,345	11,070		191,720,415

Common Stocks*	21,421,580	—	—		21,421,580
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	60,945	(b)	60,945
All Other Convertible Preferred Stocks*	1,671,404	—	—		1,671,404

Total Convertible Preferred Stocks	1,671,404	—	60,945		1,732,349

Non-Convertible Preferred Stocks*	—	205,340	—		205,340

Total Preferred Stocks	1,671,404	205,340	60,945		1,937,689

Short-Term Investments	—	73,377,836	—		73,377,836

Total	$23,092,984	$265,292,521	$72,015		$288,457,520

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$11,066	$—	$—	$(12)	$—	$—	$—	$—	$11,054	$(12)
ABS Other	2,175,944	—	—	—	—	—	—	(2,175,944)	—	—
Collateralized Mortgage Obligations	61	—	(1)	1	—	(45)	—	—	16	(1)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(70,269)	—	—	131,214	—	60,945	(70,269)

Total	$2,187,071	$—	$(1)	$(70,280)	$—	$(45)	$131,214	$(2,175,944)	$72,015	$(70,282)

A debt security valued at $2,175,944 was transferred from Level 3 to Level 2 during the period ended December 31, 2019. At September 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $131,214 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	27.2%
Banking	7.6
Electronic Equipment, Instruments & Components	5.8
Wirelines	4.7
Automotive	3.5
Midstream	3.0
Life Insurance	2.2
Finance Companies	2.2
Other Investments, less than 2% each	19.3
Short-Term Investments	25.7

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2019 (Unaudited)

United States Dollar	86.6%
Canadian Dollar	8.5
Mexican Peso	4.4
Other, less than 2% each	1.7

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%